CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]		Total
Balance at Dec. 31, 2021	$ 239		$ 528,533	$ (422,079)		$ 106,693
Balance, shares at Dec. 31, 2021	86,433,432
Options exercised		[1]	104	0		104
Options exercised, shares	33,186
Issuance of ESPP shares	$ 1		248	0		249
Issuance of ESPP shares, (in shares)	158,025
Stock-based compensation issued to employees, directors and non-employees			2,189	0		2,189
Net loss	0		0	(18,854)		(18,854)
Balance at Jun. 30, 2022	$ 240		531,074	(440,933)		90,381
Balance, shares at Jun. 30, 2022	86,624,643
Balance at Dec. 31, 2022	$ 240		533,213	(455,773)		$ 77,680
Balance, shares at Dec. 31, 2022	86,624,643					86,624,643
Issuance of shares, net	$ 4		1,150	0		$ 1,154
Issuance of shares, net, (in shares)	1,609,123
Stock-based compensation issued to employees, directors and non-employees	$ 0		1,782	0		1,782
Other comprehensive income (loss) from marketable securities, net					[1]	0
Net loss	0		0	(18,615)		(18,615)
Balance at Jun. 30, 2023	$ 244		$ 536,145	$ (474,388)		$ 62,001
Balance, shares at Jun. 30, 2023	88,233,766					88,233,766

[1]	Represents an amount lower than $ 1.